Condensed Financial Information of Parent Company - Statements of Cash Flows (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES:
Member's net loss	$ (147,452)	$ 9,139	$ (22,926)	$ (44,732)
Adjustments to reconcile subsidiary's net loss to net cash provided by operating activities:
Net cash provided by (used in) operating activities	(48,642)	17,707	7,561	9,208
INVESTING ACTIVITIES:
Net cash used in investing activities	(17,864)	(11,633)	(16,358)	(10,240)
FINANCING ACTIVITIES:
Net cash provided by financing activities	360,130	130,268	130,124	52,665
Net increase in cash	293,624	136,342	121,327	51,633
Cash and restricted cash at beginning of period	207,811	86,484	86,484	34,851
Cash and restricted cash at end of period	501,435	222,826	207,811	86,484
Alignment Healthcare, Inc [Member]
OPERATING ACTIVITIES:
Member's net loss			(22,926)	(44,732)
Adjustments to reconcile subsidiary's net loss to net cash provided by operating activities:
Equity in loss of subsidiary			22,924	44,730
Net cash provided by (used in) operating activities			(2)	(2)
INVESTING ACTIVITIES:
Investment in subsidiary			(135,000)	(500)
Return of capital from subsidiary			4,878	1,983
Other investments			0	(1,481)
Net cash used in investing activities			(130,122)	2
FINANCING ACTIVITIES:
Capital contribution from Alignment Healthcare Partners, LP			135,000	0
Return of capital to Alignment Healthcare Partners, LP			(4,876)	0
Net cash provided by financing activities			130,124	0
Net increase in cash			0	0
Cash and restricted cash at beginning of period	$ 0	$ 0	0	0
Cash and restricted cash at end of period			$ 0	$ 0